             As filed with the Securities and Exchange Commission.
                                                       Registration No. 33-26454
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933


                      POST-EFFECTIVE AMENDMENT NO. 10 [X]


                         NATIONWIDE VARIABLE ACCOUNT-4
                           (Exact Name of Registrant)

                       NATIONWIDE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (614) 249-7111

   GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                    (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the prospectus, Statement of Additional Information, and the Financial Statements.

       It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 1997 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 25, 1997.


===============================================================================

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

                         NATIONWIDE VARIABLE ACCOUNT-4
                    REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                    PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item     1.  Cover page..................................................................................3
     Item     2.  Definitions.................................................................................4
     Item     3.  Synopsis or Highlights.....................................................................10
     Item     4.  Condensed Financial Information............................................................11
     Item     5.  General Description of Registrant, Depositor, and Portfolio Companies......................13
     Item     6.  Deductions and Expenses....................................................................15
     Item     7.  General Description of Variable Annuity Contracts..........................................17
     Item     8.  Annuity Period.............................................................................20
     Item     9.  Death Benefit..............................................................................22
     Item    10.  Purchases and Contract Value...............................................................26
     Item    11.  Redemptions................................................................................28
     Item    12.  Taxes......................................................................................29
     Item    13.  Legal Proceedings..........................................................................33
     Item    14.  Table of Contents of the Statement of Additional Information...............................33

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item    15.  Cover Page.................................................................................36
     Item    16.  Table of Contents..........................................................................36
     Item    17.  General Information and History............................................................36
     Item    18.  Services...................................................................................36
     Item    19.  Purchase of Securities Being Offered.......................................................36
     Item    20.  Underwriters...............................................................................37
     Item    21.  Calculation of Yield Quotations of Money Market Sub-Accounts...............................37
     Item    22.  Annuity Payments...........................................................................37
     Item    23.  Financial Statements ......................................................................38

Part C     OTHER INFORMATION
     Item    24.  Financial Statements and Exhibits..........................................................73
     Item    25.  Directors and Officers of the Depositor....................................................75
     Item    26.  Persons Controlled by or Under Common Control with the Depositor or Registrant.............77
     Item    27.  Number of Contract Owners..................................................................86
     Item    28.  Indemnification............................................................................86
     Item    29.  Principal Underwriter......................................................................86
     Item    30.  Location of Accounts and Records...........................................................87
     Item    31.  Management Services........................................................................87
     Item    32.  Undertakings...............................................................................87

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

                       NATIONWIDE LIFE INSURANCE COMPANY

                                  HOME OFFICE
                                 P.O. BOX 16609
         COLUMBUS, OHIO 43216-6609, 1-800-562-2969, TDD 1-800-238-3035

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                  ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT-4
                      OF NATIONWIDE LIFE INSURANCE COMPANY

       The Individual Deferred Variable Annuity Contracts described in this prospectus are flexible Purchase Payment contracts (collectively referred to as the "Contracts"). References throughout the prospectus to Individual Deferred Variable Annuity Contracts shall also mean certificates issued under Group Flexible Fund Retirement Contracts. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date.

       Purchase Payments are allocated to the Nationwide Variable Account-4 ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at net asset value in one or more of the following series of the underlying Mutual Fund options:

                            SMITH BARNEY SERIES FUND

                       -Intermediate High Grade Portfolio

                            -Total Return Portfolio

                       SMITH BARNEY VARIABLE ACCOUNT FUND

                          -Income and Growth Portfolio

                           -Reserve Account Portfolio

               -U.S. Government/High Quality Securities Portfolio

                          TRAVELERS SERIES FUND, INC.

                   -Smith Barney Income and Growth Portfolio

                  -Smith Barney International Equity Portfolio

                      -Smith Barney Money Market Portfolio


       This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Variable Account-4 before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997, containing further information about the Contracts and the Nationwide Variable Account-4 has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P.O. Box 16609, Columbus, Ohio 43216-6609.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997 IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 31 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997


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

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuity Commencement Date.

ANNUITIZATION - The period during which annuity payments are actually received.

ANNUITIZATION DATE - The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE - The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract and is subject to change by the Owner.

ANNUITY PAYMENT OPTION - The chosen form of annuity payments. Several options are available under this Contract. The Annuity Payment Option is named in the application, unless changed.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE - The Internal Revenue Code of 1986, as amended.

COMPANY - Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY - The Contingent Beneficiary is the person who may be the recipient of certain benefits under the Contract if the named Beneficiary is not living at the time of the death of the Designated Annuitant.


CONTINGENT DESIGNATED ANNUITANT - The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named on the application, all provisions of the Contract which are based on the death of the Designated Annuitant will be based on the death of the last survivor of the Designated Annuitant and the Contingent Designated Annuitant. The Owner's right to name a Contingent Designated Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued. A Contingent Designated Annuitant may not be named for Contracts issued as Individual Retirement Annuities or as Tax Sheltered Annuities. A Contingent Designated Annuitant may be named only if the Owner and Designated Annuitant are different people or if the Owner is a non-natural person.


CONTRACT - The Individual Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY - An anniversary of the Date of Issue of the Contract.


CONTRACT OWNER (OWNER) - The person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Owner's Beneficiary, Beneficiary, Designated Annuitant, Contingent Designated Annuitant, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named on the application, unless changed.


CONTRACT VALUE - The sum of the value of all Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR - Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE - The date shown as the Date of Issue on the Contract Data Page of the Contract.

DESIGNATED ANNUITANT - The person designated prior to the Annuity Commencement Date to receive annuity payments. The Designated Annuitant is named on the Data Page, unless changed. The Company reserves the right to reject any change of the Designated Annuitant which has been made without the prior consent of the Company. The Designated Annuitant is the person upon whose continuation of life any annuity payments involving life contingencies depends.

DISTRIBUTION - Any payment of part or all of the Contract Value.

ERISA - The Employees Retirement Income Security Act of 1974, as amended

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FIXED ACCOUNT - The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account.

FIXED ANNUITY - An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

HOME OFFICE - The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INTEREST RATE GUARANTEE PERIOD - The interest rate declared is guaranteed not to change for the duration of the Interest Rate Guarantee Period. The interest rate declared will expire on the final day of a calendar quarter; therefore, the initial Interest Rate Guarantee Period for deposits or transfers into the Fixed Account may continue for up to three months after a one year period has expired. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

MUTUAL FUND (FUND) - A registered management investment company in which the assets of the Sub-Accounts of the variable account will be invested.


NON-QUALIFIED CONTRACT - A Contract which does not qualify for favorable tax treatment under Sections 401 (Qualified Plans), 408 (Individual Retirement Annuities), or 403(b) (Tax Sheltered Annuities) of the Code.


OWNER'S BENEFICIARY - The Owner's Beneficiary is named in the application and is subject to change by the Owner. If the Owner wishes to name an Owner's Beneficiary, he must do so in the application. The Owner's Beneficiary may be the recipient of certain rights or benefits under this Contract when the Owner, who is not also the Designated Annuitant, dies before the Annuity Commencement Date. The Owner's right to name an Owner's Beneficiary may be restricted under the provisions of the retirement or deferred compensation plan for which this Contract is issued.

PAYEE - The Payee is the person named by the Owner to receive annuity payments. The Payee can be changed by the Owner at any time, both prior to and after the Annuity Commencement Date.

PURCHASE PAYMENT - A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and the Fixed Account, or among the Sub-Accounts.


QUALIFIED CONTRACTS - A Contract issued to fund a Qualified Plan.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under the provisions of Sections 401 or 403(a) of the Code.


SUB-ACCOUNTS - Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY - An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.


VALUATION DATE - Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of Variable Account Accumulation Units might be materially affected.


VALUATION PERIOD - The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT - The Nationwide Variable Account-4, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying Mutual Fund.

VARIABLE ANNUITY - An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

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

                               TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.............................................................................................2
SUMMARY OF CONTRACT EXPENSES..........................................................................................6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES................................................................................6
SYNOPSIS..............................................................................................................8
CONDENSED FINANCIAL INFORMATION.......................................................................................9
NATIONWIDE LIFE INSURANCE COMPANY....................................................................................11
THE VARIABLE ACCOUNT.................................................................................................11
         Underlying Mutual Fund Options..............................................................................11
         Smith Barney Series Fund....................................................................................11
         Smith Barney Variable Account Fund..........................................................................12
         Travelers Series Fund, Inc..................................................................................12
         Voting Rights...............................................................................................12
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS....................................................13
         Mortality Risk Charge.......................................................................................13
         Expense Risk Charge.........................................................................................13
         Contingent Deferred Sales Charge............................................................................13
         Contract Maintenance Charge and Administration Charge.......................................................14
         Premium Taxes...............................................................................................14
         Expenses of the Variable Account............................................................................14
         Investments of the Variable Account.........................................................................15
         Right to Revoke.............................................................................................15
         Transfers...................................................................................................15
         Assignment..................................................................................................16
         Loan Privilege..............................................................................................16
         Contract Ownership Provisions...............................................................................17
         Owner's Beneficiary Provisions..............................................................................18
         Beneficiary Provisions......................................................................................18
         Substitution of Securities..................................................................................18
         Contract Owner Inquiries....................................................................................18
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT..............................................................................18
         Value of an Annuity Unit....................................................................................19
         Assumed Investment Rate.....................................................................................19
         Frequency and Amount of Annuity Payments....................................................................19
         Annuity Commencement Date...................................................................................19
         Change in Annuity Commencement Date.........................................................................19
         Annuity Payment Options.....................................................................................19
         Death of Contract Owner Provisions - Non-Qualified Contracts................................................20
         Death of the Designated Annuitant Provisions - Non-Qualified Contracts......................................20
         Death of the Contract Owner/Designated Annuitant Provisions.................................................20
         Death Benefit Payment Provisions............................................................................21
         Required Distribution Provisions for Non-Qualified Contracts................................................21
         Required Distribution for Qualified Plans or Tax Sheltered Annuities........................................22
         Required Distributions for Individual Retirement Annuities..................................................22
         Generation-Skipping Transfers...............................................................................23
GENERAL INFORMATION..................................................................................................23
         Contract Owner Services.....................................................................................23
         Statements and Reports......................................................................................24
         Allocation of Purchase Payments and Contract Value..........................................................24
         Value of a Variable Account Accumulation Unit...............................................................25
         Net Investment Factor.......................................................................................25
         Valuation of Assets.........................................................................................25
         Determining the Contract Value..............................................................................25
         Surrender (Redemption)......................................................................................26
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract.........................................26
         Federal Tax Considerations..................................................................................27
         Non-Qualified Contracts - Natural Persons as Owners.........................................................27
         Non-Qualified Contracts - Non-Natural Persons as Owners.....................................................28


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


         Qualified Plans, Individual Retirement Annuities and Tax Sheltered Annuities................................29
         Withholding.................................................................................................29
         Non-Resident Aliens.........................................................................................29
         Federal Estate, Gift, and Generation Skipping Transfer Taxes................................................30
         Charge for Tax Provisions...................................................................................30
         Diversification.............................................................................................30
         Tax Changes.................................................................................................31
LEGAL PROCEEDINGS....................................................................................................31
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................................................31
APPENDIX.............................................................................................................32


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

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

       Maximum Contingent Deferred Sales Charge(1)..................................................      7   %
       (as a percentage of Purchase Payments)

----------------------------------------------------------------------------------------------------------

              RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

           Number of Completed Years from                       Contingent Deferred Sales Load
              Date of Purchase Payment                                    Percentage
                         0                                                    7%
                         1                                                    6%
                         2                                                    5%
                         3                                                    4%
                         4                                                    3%
                         5                                                    2%
                         6                                                    1%
                         7                                                    0%
----------------------------------------------------------------------------------------------------------

ANNUAL CONTRACT MAINTENANCE CHARGE(2)...............................................................    $30

VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average account size)
       Mortality and Expense Risk Charges...........................................................   1.25   %
       Administration Charge........................................................................   0.05   %
           Total Variable Account Annual Expenses...................................................   1.30   %


(1) During the first Contract Year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge ("CDSC") any amount in order for the contract to meet minimum distribution requirements under the Code. Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw without a CDSC, the greater of (a) an amount equal to 10% of that Purchase Payment or (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. This CDSC-free withdrawal privilege is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge" for additional waiver provisions).


(2) The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance Charge and Administration Charge").

                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
         (as a percentage of underlying Mutual Fund average net assets)


                                                  MANAGEMENT FEES            OTHER EXPENSES       TOTAL MUTUAL FUND EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Series Fund -Intermediate                 0.60%                      0.30%                     0.90%
High Grade Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Series Fund -Total Return                 0.55%                      0.28%                     0.83%
Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account Fund -                   0.65%                      0.08%                     0.73%
Income and Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account Fund -                   0.45%                      0.55%                     1.00%
Reserve Account Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account Fund - U.S.              0.45%                      0.55%                     1.00%
Government/High Quality Securities
Portfolio
-----------------------------------------------------------------------------------------------------------------------------

Travelers Series Fund, Inc. - Smith Barney             0.65%                      0.08%                     0.73%
Income and Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc. - Smith Barney             0.90%                      0.21%                     1.11%
International Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc. - Smith Barney             0.60%                      0.05%                     0.65%
Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------------


(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company. The management fees and other expenses are more fully described in the prospectuses for each underlying Mutual Fund.

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

                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size for contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.


---------------------------------------------------------------------------------------------------------------------------
                               If you surrender your         If you do not surrender            If you annuitize your
                              Contract at the end of         your Contract at the end          Contract at the end of
                                the applicable time           of the applicable time             the applicable time
                                      period                          period                           period
---------------------------------------------------------------------------------------------------------------------------

                             1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.    1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Series Fund -     94    118    153     268       24     73    126    268           *      73     126     268
Intermediate High Grade
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Series Fund -     93    116    149     261       23     71    122    261           *      71     122     261
Total Return Portfolio
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account  92    113    144     250       22     68    117    250           *      68     117     250
Fund- Income and Growth
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account  95    122    158     279       25     77    131    279           *      77     131     279
Fund- Reserve Account Portfolio
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account  95    122    158     279       25     77    131    279           *      77     131     279
Fund - U.S. Government/High
Quality Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc. -  92    113    144     250       22     68    117    250           *      68     117     250
Smith Barney Income and Growth
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc. -  96    125    164     290       26     80    137    290           *      80     137     290
Smith Barney International
Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc. -  91    110    139     242       21     65    112    242           *      65     112     242
Smith Barney Money Market
Portfolio
---------------------------------------------------------------------------------------------------------------------------


* The Contracts sold under this prospectus do not permit Annuitization during the first two Contract years.


  The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Nationwide Variable Account-4 as well as those of the Smith Barney Variable Account Funds are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of the Mutual Funds, see the underlying Mutual Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").


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

                                    SYNOPSIS


       The Individual Deferred Variable Annuity Contracts described in this prospectus are designed for use in connection with the following types of Contracts (1) Non-Qualified, (2) Individual Retirement Annuities, (3) Tax Sheltered Annuities, and (4) Qualified.


       The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

       In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge of $30 from the Contract Value of the Contracts. The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge").

       The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

       The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

       If the Contract Value at the Annuity Commencement Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

       Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable by the Company at the time Purchase Payments are made, an equal premium tax deduction may be made from the Contract prior to the allocation of any Purchase Payment to any underlying Mutual Fund option (see "Premium Taxes").

       The Company may compute into the Net Investment Factor a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of any non-qualified Sub-Account (see "Charge for Tax Provision").

       To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be a return of Purchase Payments (see "Right to Revoke").

                                    10 of 90

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values (For an accumulation unit outstanding throughout the period)


                            ACCUMULATION UNIT                            NUMBER OF ACCUMULATION
                           VALUE AT BEGINNING   ACCUMULATION UNIT VALUE   UNITS OUTSTANDING AT
          FUND                  OF PERIOD           AT END OF PERIOD      THE END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------
Smith Barney Series Fund-        10.352228             10.400005                     0                 1996
Intermediate High Grade   ---------------------------------------------------------------------------------------
Portfolio-Q                      10.000000             10.352228                     0                 1995*
-----------------------------------------------------------------------------------------------------------------
Smith Barney Series Fund-        10.352228             10.400005                 6,337                 1996
Intermediate High Grade   ---------------------------------------------------------------------------------------
Portfolio-NQ                     10.000000             10.352228                     0                 1995*
-----------------------------------------------------------------------------------------------------------------
Smith Barney Series Fund-        10.091170             12.493974                     0                 1996
Total Return Portfolio-Q  ---------------------------------------------------------------------------------------
                                 10.000000             10.091170                     0                 1995*
-----------------------------------------------------------------------------------------------------------------
Smith Barney Series Fund-        10.091170             12.493974                 9,304                 1996
Total Return Portfolio-NQ ---------------------------------------------------------------------------------------
                                 10.000000             10.091170                 8,749                 1995*
-----------------------------------------------------------------------------------------------------------------
Travelers Series                 10.111872             10.470929                     0                 1996
Fund,Inc-                 ---------------------------------------------------------------------------------------
Money Market Portfolio -Q        10.000000             10.111872                     0                 1995*
-----------------------------------------------------------------------------------------------------------------
Travelers Series                 10.111872             10.470929                37,736                 1996
Fund,Inc-Money            ---------------------------------------------------------------------------------------
Market Portfolio-NQ              10.000000             10.111872                     0                 1995*
-----------------------------------------------------------------------------------------------------------------
Smith Barney Variable            18.563463             22.203232               150,416                 1996
Account Fund - Income and ---------------------------------------------------------------------------------------
Growth Portfolio-Q               14.755003             18.563463               328,357                 1995
                          ---------------------------------------------------------------------------------------
                                 15.427358             14.755003               391,641                 1994
                          ---------------------------------------------------------------------------------------
                                 13.204279             15.427358               389,488                 1993
                          ---------------------------------------------------------------------------------------
                                 11.987667             13.204279               394,373                 1992
                          ---------------------------------------------------------------------------------------
                                  9.224686             11.987667               385,815                 1991
                          ---------------------------------------------------------------------------------------
                                 10.208954              9.224686               411,723                 1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.208954               351,520                 1989***
-----------------------------------------------------------------------------------------------------------------
Smith Barney Variable            18.563463             22.203232               787,824                 1996
Account Fund - Income and ---------------------------------------------------------------------------------------
Growth Portfolio-NQ              14.755003             18.563463             1,274,983                 1995
                          ---------------------------------------------------------------------------------------
                                 15.427358             14.755003             1,468,610                 1994
                          ---------------------------------------------------------------------------------------
                                 13.204279             15.427358             1,593,796                 1993
                          ---------------------------------------------------------------------------------------
                                 11.987667             13.204279             1,607,342                 1992
                          ---------------------------------------------------------------------------------------
                                  9.224686             11.987667             1,591,826                 1991
                          ---------------------------------------------------------------------------------------
                                 10.208954              9.224686             1,521,753                 1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.208954               974,189                 1989***
-----------------------------------------------------------------------------------------------------------------
Smith Barney Variable            13.842323             13.892407                 2,354                 1996
Account Fund - Reserve    ---------------------------------------------------------------------------------------
Account Portfolio-Q              12.884883             13.842323                12,028                 1995
                          ---------------------------------------------------------------------------------------
                                 12.798932             12.884883                38,755                 1994
                          ---------------------------------------------------------------------------------------
                                 12.397510             12.798932                45,115                 1993
                          ---------------------------------------------------------------------------------------
                                 11.984895             12.397510                50,467                 1992
                          ---------------------------------------------------------------------------------------
                                 10.971326             11.984895                58,254                 1991
                          ---------------------------------------------------------------------------------------
                                 10.264616             10.971326                61,299                 1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.264616                47,686                 1989***
-----------------------------------------------------------------------------------------------------------------
Smith Barney Variable            13.842323             13.892407                28,925                 1996
Account Fund - Reserve    ---------------------------------------------------------------------------------------
Account Portfolio-NQ             12.884883             13.842323               155,064                 1995
                          ---------------------------------------------------------------------------------------
                                 12.798932             12.884883               157,363                 1994
                          ---------------------------------------------------------------------------------------
                                 12.397510             12.798932               159,188                 1993
                          ---------------------------------------------------------------------------------------
                                 11.984895             12.397510               189,446                 1992
                          ---------------------------------------------------------------------------------------
                                 10.971326             11.984895               203,304                 1991
                          ---------------------------------------------------------------------------------------
                                 10.264616             10.971326               206,523                 1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.264616                73,464                 1989***
-----------------------------------------------------------------------------------------------------------------
Smith Barney Variable            15.237150             15.552677                24,413                 1996
Account Fund- U.S.        ---------------------------------------------------------------------------------------
Government/High                  13.168331             15.237150                48,719                 1995
Quality Securities        ---------------------------------------------------------------------------------------
Portfolio-Q                      13.398138             13.168331                55,926                 1994
                          ---------------------------------------------------------------------------------------
                                 12.815045             13.398138                55,085                 1993
                          ---------------------------------------------------------------------------------------
                                 12.147363             12.815045                70,238                 1992
                          ---------------------------------------------------------------------------------------
                                 10.926752             12.147363                60,692                 1991
                          ---------------------------------------------------------------------------------------
                                 10.232806             10.926752                52,872                 1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.232806                29,407                 1989***
-----------------------------------------------------------------------------------------------------------------

                                    11 of 90

-----------------------------------------------------------------------------------------------------------------
Smith Barney Variable            15.237150             15.552677                 160,543              1996
Account Fund - U.S.       ---------------------------------------------------------------------------------------
Government/High                  13.168331             15.237150                 269,814              1995
Quality Securities        ---------------------------------------------------------------------------------------
Portfolio-NQ                     13.398138             13.168331                 311,366              1994
                          ---------------------------------------------------------------------------------------
                                 12.815045             13.398138                 351,868              1993
                          ---------------------------------------------------------------------------------------
                                 12.147363             12.815045                 360,174              1992
                          ---------------------------------------------------------------------------------------
                                 10.926752             12.147363                 341,495              1991
                          ---------------------------------------------------------------------------------------
                                 10.232806             10.926752                 297,896              1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.232806                 164,406              1989***
-----------------------------------------------------------------------------------------------------------------
Travelers  Series  Fund,         10.000000             11.311556                   5,407              1996**
Inc.- Smith Barney        ---------------------------------------------------------------------------------------
Income and Growth
Portfolio-NQ
-----------------------------------------------------------------------------------------------------------------
Travelers  Series  Fund,         10.000000             11.311556                  39,842              1996**
Inc.-Smith Barney         ---------------------------------------------------------------------------------------
Income and Growth
Portfolio-Q
-----------------------------------------------------------------------------------------------------------------
Travelers  Series  Fund,         10.059780             11.688162                   3,520              1996
Inc.-Smith Barney         ---------------------------------------------------------------------------------------
International                    10.000000             10.059780                   3,623              1995*
Equity Portfolio Q
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,           10.059780             11.688162                  42,195              1996
Inc.-                     ---------------------------------------------------------------------------------------
Smith Barney                     10.000000             10.059780                  22,196              1995*
International
Equity Portfolio NQ
-----------------------------------------------------------------------------------------------------------------




*The Smith Barney Series Fund-Intermediate High Grade Portfolio, Smith Barney Series Fund-Total Return Portfolio, Travelers Series Fund, Inc.-Smith Barney International Equity Portfolio, and Travelers Series Fund, Inc.-Smith Barney Money Market Portfolio, were added effective September 18, 1995. Consequently, the condensed financial information reflects the accumulation unit outstanding for the period from September 18, 1995 to December 31, 1995.

**The Travelers Series Fund, Inc.-Smith Barney Income and Growth Portfolio was added effective July 17, 1996. Consequently, the condensed financial information reflects the accumulation unit outstanding for the period from July 17, 1996 to December 31, 1996.


***Approximate six months ended December 31,1989 (commencement of operations was July 10,1989).

                                    12 of 90

                       NATIONWIDE LIFE INSURANCE COMPANY

       The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise", with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216-6609.

       The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

       The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard and Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.

                              THE VARIABLE ACCOUNT

       The Variable Account was established by the Company on October 7, 1987 pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

       Purchase payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund options designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS


   Contract Owners may choose from among a number of different underlying Mutual Fund options. More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-562-2969, TDD 1-800-238-3035 or writing P.O. Box 16609, Columbus, Ohio 43216-6609.


SMITH BARNEY SERIES FUND


   The Smith Barney Series Fund is a diversified, open-end management investment company organized on May 13, 1991 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust." The Smith Barney Series Fund is managed by Smith Barney Mutual Funds Management, Inc., an indirect wholly-owned subsidiary of Travelers Group, Inc.


       -INTERMEDIATE HIGH GRADE PORTFOLIO

       Investment Objective: To provide as high a level of current income as is consistent with the protection of capital. The Portfolio will invest in high quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers.

       -TOTAL RETURN PORTFOLIO

       Investment Objective: To provide shareholders with total return, consisting of long-term capital appreciation and income. This Portfolio will invest primarily in a diversified portfolio of divined-paying common stocks.

                                    13 of 90

SMITH BARNEY VARIABLE ACCOUNT FUND


   Smith Barney Variable Account Fund was organized as a Massachusetts business trust on December 18, 1986, and is an open-end, diversified, management investment company. Smith Barney Variable Account Fund offers a choice of shares in three separate Portfolios, each with its own investment objectives. Currently, shares of the portfolios are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. Smith Barney Variable Account Fund is managed by Smith Barney Advisers, Inc., 1345 Avenue of the Americas, New York, New York 10105, a wholly-owned subsidiary of Smith Barney Shearson Holdings, Inc.


       - INCOME AND GROWTH PORTFOLIO

       Investment Objective: To seek current income and long-term growth of income and capital. It invests primarily, but not exclusively, in common stocks.

       - RESERVE ACCOUNT PORTFOLIO

       Investment Objective: To seek current income from a portfolio of money market instruments and other high quality debt obligations with limited maturities and employs an immunization strategy to minimize the risk of loss of account value.

       - U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO

       Investment Objective: To seek high current income and security of principal from a portfolio consisting primarily of U.S. Government Obligations and other high quality debt securities.

TRAVELERS SERIES FUND, INC.


   Travelers Series Fund Inc. is an open-end, diversified, management investment company incorporated in Maryland on February 22, 1994. Currently, shares of the Travelers Series Fund, Inc. are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The Travelers Series Fund, Inc. is managed by Smith Barney Mutual Funds Management Inc., an indirect wholly-owned subsidiary of Travelers Group, Inc.


       -SMITH BARNEY INCOME AND GROWTH PORTFOLIO

       Investment Objective: To obtain current income as well as long-term growth of income and capital by investing primarily, but not exclusively, in common stocks (which offer a current return from dividends and interest-paying debt obligations) and high quality short-term debt obligations. At least 65% of the Portfolio assets will at all times be invested in equity securities. The Portfolio may also purchase preferred stocks and convertible securities. It is anticipated that most investments of the Portfolio will be long-term in nature. However, under unusual economic or market conditions as determined by the Management, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in short-term U.S. Government securities. The investment policies of the Portfolio are not fundamental and may be changed by the Directors without shareholder approval.

       -SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO

       Investment Objective: To seek total return on its assets form growth of capital and income. The Portfolio seeks to achieve its objective by investing a least 65% of its assets in a diversified portfolio of equity securities of established non U.S. issuers.

       -SMITH BARNEY MONEY MARKET PORTFOLIO

       Investment Objective To seek maximum current income and preservation of capital by investing in bank obligations and high quality commercial paper, corporate obligations and municipal obligations, in addition to U.S. government securities and related repurchase agreements.

VOTING RIGHTS

       Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

       In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instructions received from Contract

                                    14 of 90

Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

       The person having the voting interest under the Contract shall be the Contract Owner. The number of shares held in the Variable Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the underlying Mutual Fund corresponding to the Sub-Account. The number of shares which a Contract Owner has the right to vote will be determined as of a date chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

       Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

       Each person having the voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy materials and a form with which to give such voting instructions.

       VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

       The Company assumes a "mortality risk" by virtue of annuity rates incorporated into the Contract which cannot be changes regardless of the death rates of persons receiving annuity payments or of the general population.

       For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

       The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

CONTINGENT DEFERRED SALES CHARGE

       No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. Gross Distribution Allowances which may be paid on the sale of these Contracts are not more than 5.75% of Purchase Payments.

       If part or all of the Contract Value is surrendered, a Contingent Deferred Sales Charge may be deducted by the Company. For purposes of the Contingent Deferred Sales Charge, surrenders under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Purchase Payments within the time periods set forth.

                                    15 of 90

The Contingent Deferred Sales Charge applies to Purchase Payments as follows:

      NUMBER OF COMPLETED                      CONTINGENT DEFERRED
      YEARS FROM DATE OF                          SALES CHARGE
       PURCHASE PAYMENT                            PERCENTAGE
       ----------------                            ----------
               0                                       7%
               1                                       6%
               2                                       5%
               3                                       4%
               4                                       3%
               5                                       2%
               6                                       1%
               7                                       0%


   During the first Contract Year, the Contract Owner may withdraw without a CDSC any amount in order to meet minimum distribution requirements under the Code. Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw without a CDSC, the greater of (a) an amount equal to 10% of that Purchase Payment or (b) any amount withdrawn in order to meet minimum Distribution requirements under the Code. This free withdrawal privilege is non-cumulative and must be used in the year available. Withdrawals may be restricted for Contracts pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the fixed investment option of this annuity. The Contract Owner may be subject to a tax penalty if the Contract Owner withdraws Purchase Payments prior to age 59 1/2.


CONTRACT MAINTENANCE CHARGE AND ADMINISTRATION CHARGE

       Each year on the Contract Anniversary, the Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Company also assesses an Administration Charge equal on an annual basis to 0.05% of the daily net asset value of the Variable Account. These charges are designed only to reimburse the Company for administrative expenses. The Company will monitor these charges to ensure that they do not exceed actual accumulated expenses. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company.

PREMIUM TAXES

       The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either:
(1) at the time the Contract is surrendered, (2) at Annuitization, or (3) in those states which require, at the time Purchase Payments are made to the Contract.

EXPENSES OF THE VARIABLE ACCOUNT

       The Variable Account is responsible for the following types of expenses:
(1) administrative expenses relating to the issuance and maintenance of the contracts; (2) mortality risk charge associated with of guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not be changed regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.


   The Company deducts from the assets of the Variable Account the types of expenses covered by the charges described above. These total expenses for the fiscal year ended December 31, 1996, were 1.67% of average net assets. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each of the underlying Mutual Funds' prospectuses.

                                    16 of 90

INVESTMENTS OF THE VARIABLE ACCOUNT

       At the time of purchase each Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Funds. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. At the time of application, the Contract Owner designates the underlying Mutual Fund options to which he or she desires to have Purchase Payments attributable to his Contract allocated. Such election is subject to any minimum Purchase Payment limitations which may be imposed by the underlying Mutual Funds designated. The election as to allocation of Purchase Payments or as to transfers of the Contract Value from one Sub-Account to another may be changed by the Contract Owner pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Fund options, in addition to those set forth in the Contracts.

RIGHT TO REVOKE


   Unless otherwise required by state and/or federal law, the Contract
Owner may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value. All Individual Retirement Annuity refunds will be return of Purchase Payments. In order to revoke the Contract if it has been received, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.


       The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

       The Contract Owner may request a transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account without penalty or adjustment. Any such transfer must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation of the Fixed Account occurs. Transfers from the Fixed Account may not be made prior to the first Contract Anniversary. Transfers must also be made prior to the Annuitization Date. For all transfers involving the Variable Account, the Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers to 25% of the Contract Value for any 12 month period.

       The Contract Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

       Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without Owners having to elect this privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be

                                    17 of 90
borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to the Contract Owners.

ASSIGNMENT

       Where permitted, the Contract Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Designated Annuitant and prior to the Annuity Commencement Date. Such assignment will take effect upon receipt by the Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Where necessary for proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Owner and assignee as to the proper allocation of Contract rights under the assignment. Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

       If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract, for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Individual Retirement Annuities and Tax Sheltered Annuities are not eligible for assignment. Assignments of the entire Contract Value may cause amounts to be included in gross income each year that the assignment is in effect.

LOAN PRIVILEGE

       Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity may receive a loan from the Contract Value, subject to the terms of the Contract, the Plan, and the Code which impose restrictions on loans.

       Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balance owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

       For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

       All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

       Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

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


   Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same manner as a purchase payment. Both loan repayments and purchase payments will be allocated to the Contract in accordance with the most current allocation, unless the Contract Owner and the Company agree otherwise on a case by case basis.


       If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.


   If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest that subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.


       Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Participant or the Employer.

       Loan repayments must be identified as such or else they will be treated as Purchase Payments and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures associated with the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities and Non-Qualified Contracts are not eligible for loans.


CONTRACT OWNERSHIP PROVISIONS

       Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is received and recorded by the Company, the change will become effective as of the date the written request is recorded. A change of Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was received and recorded by the Company.

       Prior to the Annuitization Date, the Contract Owner may request a change in the Designated Annuitant, the Contingent Annuitant, Owner's Beneficiary, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by both the Contract Owner and the person to be named as Designated Annuitant, Contingent Annuitant, or Owner's Beneficiary, as applicable. Such request must be received by the Company at its Home Office prior to the Annuitization Date. Any such change is subject to underwriting and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, such change shall be treated as the death of a Contract Owner and Distributions shall be made as if the Contract Owner died at the time of such change.

       On and after the Annuitization Date, the Designated Annuitant shall become the Contract Owner.


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


OWNER'S BENEFICIARY PROVISIONS

       Either the owner's estate or the Owner's Beneficiary may receive certain benefits under the Contract if the Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date. In order for a distribution to be paid to either the Owner's estate or the Owner's Beneficiary, the Owner must have elected such choice. If more than one Owner's Beneficiary survives the Contract Owner, each will share equally unless otherwise specified in the Owner's Beneficiary designation. If no Owner's Beneficiary is named or if no Owner's Beneficiary survives a Contract Owner, and the Contract Owner has not elected to have his estate receive the distribution, a distribution will be paid to the Designated Annuitant. If a Contract Owner, who is also the Designated Annuitant, dies before the Annuitization Date, then the Owner's Beneficiary does not have any rights in the Contract; however, if the Owner's Beneficiary is also the Beneficiary, the Owner's Beneficiary will have all the rights of a beneficiary.

       Subject to the terms of any existing assignment, the Contract Owner may change the Owner's Beneficiary prior to the Annuitization Date by written notice to the Company. The change will take effect, upon receipt and recording by the Company at its Home Office, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

BENEFICIARY PROVISIONS

       The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Designated Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Designated Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

       Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Designated Annuitant, by written notice to the Company. The change will take effect, upon receipt and recording by the Company at its Home Office, whether or not the Designated Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.


SUBSTITUTION OF SECURITIES

       If the shares of the underlying Mutual Fund options should no longer be available for investment by the Variable Account or if in the judgment of the Company's management further investment in such underlying Mutual Fund shares should become inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of one or more underlying Mutual Fund for other underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

       Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-562-2969, TDD 1-800-238-3035.

                    ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

       At the Annuity Commencement Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment will be determined in accordance with the Annuity Table in the Contract.

       Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuity Commencement Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

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

VALUE OF AN ANNUITY UNIT

       The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

       A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

       Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the company make payments under an annuity option less frequently than annually.

ANNUITY COMMENCEMENT DATE

       The Contract Owner selects an Annuity Commencement Date at the time of application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue.

CHANGE IN ANNUITY COMMENCEMENT DATE

       The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

       If the Contract Owner requests in writing (see "Ownership Provisions"), and the Company approves the request, the Annuity Commencement Date may be deferred. No further changes in the Designated Annuitant will be permitted under the Contract. The amount of the death benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Designated Annuitant's 75th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.

ANNUITY PAYMENT OPTIONS

A. The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuity Commencement Date, elect one of the following Annuity Payment Options.

       Option 1- Life Annuity- An annuity payable monthly during the lifetime of the Designated Annuitant, ceasing with the last payment due prior to the death of the Designated Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE DESIGNATED ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2- Joint and Last Survivor Annuity- An annuity payable monthly during the joint lifetime of the Designated Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

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

       Option 3- Life Annuity With 120 or 240 Monthly Payments Guaranteed- An annuity payable monthly during the lifetime of the Designated Annuitant with the guarantee that if at the death of the Designated Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

       (1) If the Designated Annuitant is payee, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in (2) below.

       (2) If a Beneficiary is payee, the present value, computed as of the date in which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

       Some of the stated Annuity Options may not be available in all states. The owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.


B. If the Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, no distribution will be made until an effective Annuity Payment Option has been elected. Contracts issued in connection with Qualified Plans, Tax Sheltered Annuities, or Individual Retirement Accounts are subject to the minimum distribution requirements set forth in the Plan, Contract, or Internal Revenue Service regulations.

DEATH OF CONTRACT OWNER PROVISIONS - NON-QUALIFIED CONTRACTS

       For Non-Qualified Contracts, if the Contract Owner and the Designated Annuitant are not the same person and such Contract Owner dies prior to the Annuitization Date, then the Owner's Beneficiary, or the Owner's estate, as the Owner may elect, receives the distribution. If there is no surviving Owner's Beneficiary or the Owner has not elected to have the Owner's estate or an Owner's Beneficiary to receive the distribution, the Designated Annuitant receives the distribution. The entire interest in the Contract Value, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed in accordance with the "Required Distribution Provisions-Non-Qualified Contracts" provisions.

DEATH OF THE DESIGNATED ANNUITANT PROVISIONS - NON-QUALIFIED CONTRACTS

       If the Contract Owner and Designated Annuitant are not the same person, and the Designated Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary or the Contingent Beneficiary, as specified in the "Beneficiary Provisions", unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.

       The Beneficiary may elect to receive such Death Benefits in the form of:
(1) a lump sum distribution; (2) election of an annuity payout; or (3) any distribution that is permitted under state and federal regulations and is acceptable by the Company. Such election must be received by the Company within 90 days of the Annuitant's death. The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Designated Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

       If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the Annuity Payment Option selected.

DEATH OF THE CONTRACT OWNER/ DESIGNATED ANNUITANT PROVISIONS

       If any Contract Owner and Designated Annuitant are the same person, and such person dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the Beneficiary Provisions and in accordance with the appropriate "Required Distributions Provisions."

       If the Designated Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the Annuity Payment Option selected.


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


DEATH BENEFIT PAYMENT PROVISIONS

       The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in writing at the Home Office the following three items: (1) proper proof of the Designated Annuitant's death; (2) an election specifying the distribution method; and (3) any applicable state required form(s).

       If the Designated Annuitant dies prior to the first day of the calendar month after his 75th birthday the dollar amount of the death benefit will be the greater of: (1) the Contract Value; or, (2) the sum of all purchase payments, less any amounts surrendered.

       If the Contract Owner has (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Designated Annuitant's 75th birthday; (2) the Company has approved the request; and (3) the Annuitant dies after his or her 75th birthday, the dollar amount of the Death Benefit will be equal to the Contract Value.

       If the Designated Annuitant dies after the Annuitization Date, any payment that may be payable will be determined according to the selected Annuity Payment Option.

REQUIRED DISTRIBUTION PROVISIONS FOR NON-QUALIFIED CONTRACTS

       Upon the death of any Owner or Contract Owner or (including an Designated Annuitant who becomes the Owner of the Contract on the Annuitization
Date) (each of the foregoing "a deceased Owner"), certain distributions for Non-Qualified Contracts issued on or after January 19, 1985, are required by
Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following distributions shall be made in accordance with such requirements:

       1. If any deceased Owner died on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution in effect as of the date of such deceased Owner's death.

       2. If any deceased Owner died prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) shall be distributed within 5 years of the death of the deceased Owner, provided however:

           (a) If any portion of such interest is payable to or for the benefit of a natural person who is a surviving Contract Owner, Owner's Beneficiary, Designated Annuitant, Contingent Annuitant, Beneficiary, or Contingent Beneficiary as the case may be (each a "designated beneficiary"), such portion may, at the election of the designated beneficiary, be distributed over the life of such designated beneficiary, or over a period not extending beyond the life expectancy of such designated beneficiary, provided that payments begin within one year of the date of the deceased Owner's death (or such longer period as may be permitted by federal income tax regulations), and

            (b) If the designated beneficiary is the surviving spouse of the deceased Owner, such spouse may elect to become the Owner of this Contract, in lieu of a Death Benefit, and the distributions required under these distribution rules will be made upon the death of such spouse.

       In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions, (i) the death of the Designated Annuitant shall be treated as the death of any Owner, (ii) any change of the Designated Annuitant shall be treated as the death of any Owner, and (iii) in either case the appropriate distribution required under these distribution rules shall be made upon such death or change, as the case may be. The Designated Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.

       These distribution provisions shall not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule (including Tax Sheltered Annuities, Individual Retirement Annuities, and Qualified Plans.)

       Upon the death of a "deceased Owner", the designated beneficiary must elect a method of distribution which complies with these above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 90 days of the deceased Owner's death. The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 90 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.


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REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES


       The entire interest of an Designated Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Designated Annuitant under the Annuity Payments Option selected, over a period not exceeding:

A. the life of the Designated Annuitant or the lives of the Designated Annuitant and the Designated Annuitant's Designated Beneficiary; or

B. a period not extending beyond the life expectancy of the Designated Annuitant or the life expectancy of the Designated Annuitant and the Designated Annuitant's designated Beneficiary.

       If the Designated Annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in (A) or (B), above, such payments will commence no later than (i) the first day of April following the calendar year in which the Designated Annuitant attains age 70 1/2 or (ii) when the Designated Annuitant retires, whichever is later (the "required beginning date"). However, provision
(ii) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/2.

       If the Designated Annuitant dies prior to the commencement of his or her Distribution, the entire interest in the Contract must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

       (a) the Designated Annuitant names his or her surviving spouse as the Beneficiary and such spouse elects to receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Designated Annuitant would have attained age 70 1/2; or

       (b) the Designated Annuitant names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.


       If the Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.


       Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Designated Annuitant by the life expectancy of the Designated Annuitant, or the joint and last survivor expectancy of the Designated Annuitant and the Designated Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

       If the amounts distributed to the Designated Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that was actually distributed for that year.


REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

       Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) your life or the lives of you and your spouse or Designated Beneficiary, or (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's Beneficiary.

       If the Owner dies prior to the commencement of his or her Distribution, the interest in the IRA must be distributed by December 31 of the year during which the fifth anniversary of his or her death occurs unless:

(a) The Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

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

       (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70 1/2; or

(b) The Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.


       No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or Individual Annuity Account of the Contract Owner.

       If the Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option, may treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

       If the amounts distributed to the Owner's Beneficiary are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.


       A pro-rata portion of all distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The Owner must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Accounts and Annuities.


       Individual Retirement Account distributions will not receive the benefit of the tax treatment of a lump sum distribution from a qualified plan. If the Owner dies prior to the time distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.


GENERATION-SKIPPING TRANSFERS

       The Company will make a determination of whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation- skipping transfer resulting from such direct skip. The payment will be reduced by any such tax the Company is required to pay by Section 2603 of the Code. A direct skip may occur when property is transferred to or a benefit is paid to an individual two or more generations younger than the Contract Owner.

                              GENERAL INFORMATION

CONTRACT OWNER SERVICES


       DOLLAR COST AVERAGING-The Contract Owner may direct the Company to automatically transfer from the Reserve Account Portfolio Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Reserve Account Portfolio Sub-Account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Reserve Account Portfolio Sub-Account or the Fixed Account will be processed monthly until either the value in the Reserve Account Portfolio sub-account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the transfers.


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       The Company reserves the right to discontinue offering Dollar Cost
Averaging upon 30 days written notice to Contract Owners however, any discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.


       SYSTEMATIC WITHDRAWALS-A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59 1/2 unless directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.


       The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days written notice to Contract Owners, however any discontinuation will not affect systematic withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

       The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

       Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Fund options by the Contract Owner, and converted into Accumulation Units.

       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase payments, if any, after the first Contract Year must be at least $10 each. The Company, however, reserves the right to lower this $10 Purchase Payment minimum for certain payroll deduction programs. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments.

       The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

       THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

       The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the

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

application is complete. Thereafter, subsequent Purchase Payments will be priced based on the Accumulation Unit Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

       Purchase payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

       The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

       The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

       (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal on an annual basis to 1.30% of the daily net asset value of the Variable Account.

       For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

       The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge, and any charge or credit for tax reserves.

VALUATION OF ASSETS

       Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

       The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

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SURRENDER (REDEMPTION)

       While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the surrender must be requested in writing by the Contract Owner, and the Company may require that the signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, surviving joint owner or other eligible guarantor institution as defined by federal securities laws), the Company will require additional documentation of a customary nature.

       The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (See "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

       The Company will pay any underlying Mutual Funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT

       Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
       Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code (403(b)(7) Custodial Accounts), may be executed only-

       1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
              Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B. The surrender limitations described in A. above for Tax Sheltered Annuities apply to:

       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

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C.     Any distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties of a Qualified Contract or Tax Sheltered Annuity.

       A premature distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be in violation of the restrictions stated above.

       The contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.

       INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.


                           FEDERAL TAX CONSIDERATIONS


FEDERAL INCOME TAXES


       The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

       Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts;
(2) Individual Retirement Annuities; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

       Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/ Designated Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

       Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Designated Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

       A change of the Designated Annuitant or Contingent Annuitant may be treated by the Internal Revenue Service as a taxable transaction.


NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS OWNERS


       The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Designated Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

       Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Designated Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple


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contracts may be imposed by Treasury Regulations. Distributions prior to the
Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

       The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

       Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

       In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Contingent Owner or other named recipient is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

       The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS OWNERS

       The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals; it does not apply to Contracts where one or more non-individuals is an Owner.

       As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("Non-Natural Persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by Non-Natural Persons. Rather, the following rules will apply:

       The income earned under a Non-Qualified Contract that is owned by a Non-Natural Person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Owner.


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       The foregoing Non-Natural Person rule does not apply to all entity-owned contracts. First, for this purpose, a Contract that is owned by a Non-Natural Person as an agent for an individual is treated as owned by the individual.
This exception does not apply, however, to a Non-Natural Person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

       The Non-Natural Person rules also do not apply to a Contract that is (a) acquired by the estate of a decedent by reason of the death of the decedent;
(b) issued in connection with certain qualified retirement plans and individual retirement plans; (c) used in connection with certain structured settlements;
(d) purchased by an employer upon the termination of certain qualified retirement plans; or (e) an immediate annuity.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES AND TAX SHELTERED ANNUITIES

       The Contract may be purchased as a Qualified Contract, an Individual Retirement Annuity or a Tax Sheltered Annuity. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.

       For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, Individual Retirement Annuities and other plans that receive favorable tax treatment, the purchasers of such contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

       Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Owner.

       The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Annuities. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, Individual Retirement Annuity, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

       1. one of a series of substantially equal annual (or more frequent) payments made: (a) over the life (or life expectancy) of the Contract Owner, (b) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated beneficiary, or (c) for a specified period of ten years or more, or

       2.     a required minimum distribution.

         Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

       The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).

WITHHOLDING

       The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the Internal Revenue Service notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.

NON-RESIDENT ALIENS

       Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding, at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the Internal Revenue Service. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition, for any Distribution made after December 31, 1997, the NRA must obtain an Individual Taxpayer Identification Number from the Internal Revenue Service, and furnish that number to the Company prior to the Distribution. If the


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Company does not have the proper proof of citizenship or residency and (for
Distributions after December 31, 1997) a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

       A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

       A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate, even if a all or a portion of the value is also subject to federal income taxes.

       The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in
Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to
(a) an individual who is two or more generations younger than the Owner; or (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Owner). If the Owner is not an individual, then for this purpose only, "Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his federal gross estate at his death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

       If the Company determines that a generation skipping transfer tax is required to be paid by reason of such direct skip, the Company is required to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the Internal Revenue Service.

Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences, of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or receiving a Distribution, Death Benefit, or other payment.

CHARGE FOR TAX PROVISIONS

       The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

DIVERSIFICATION

       The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

       Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

                                    32 of 90

TAX CHANGES

       In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some of them may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Contract.

       The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

       Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.


                               LEGAL PROCEEDINGS


       From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

       In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October, 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny Nix) related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February, 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early state and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.

       Smith Barney Inc. ("Smith Barney") is a full service broker-dealer with more than 400 offices nationwide and abroad and approximately 10,500 Financial Consultants. Accordingly, this firm and its Financial Consultants are typically named defendants or respondents in various matters incident to and typical of the businesses in which Smith Barney is engaged. These include civil actions and arbitration proceedings in which Smith Barney or its Financial Consultants have been named, arising in the normal course of business activities as a broker and dealer in securities, as an underwriter, as an investment banker or otherwise.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                   PAGE
General Information and History.....................................................................................1
Services............................................................................................................1
Purchase of Securities Being Offered................................................................................1
Underwriters........................................................................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts........................................................2
Annuity Payments....................................................................................................2
Financial Statements................................................................................................3

                                    33 of 90

                                    APPENDIX

       Purchase Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                           FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

       The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Variable Account-4 and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

       The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

       The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

       Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the Contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR.

       The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

       Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in the Fixed Account may continue for up to three months after a one year period has expired. Transfers must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                                    34 of 90

                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

       A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

       The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

                                    35 of 90

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1997


             INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                      BY THE NATIONWIDE VARIABLE ACCOUNT-4
                      OF NATIONWIDE LIFE INSURANCE COMPANY


       This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1997 The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-562-2969,
TDD 1-800-238-3035.


                               TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................1
Underwriters..........................................................................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts..........................................................2
Annuity Payments......................................................................................................2
Financial Statements..................................................................................................3

GENERAL INFORMATION AND HISTORY


       The Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $67.5 billion as of December 31, 1996.


SERVICES

       The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

       The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds.

       The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

       The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

       The Contract Owner may, on written request, transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, at its sole discretion, reserves the right to limit such transfers to 25% of the Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in the Fixed Account may continue for up to three months after a one year period has expired. Transfers under this

                                    36 of 90
provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

       Transfers from the Fixed Account may not be made prior to the first Contract Anniversary. Transfers must also be made prior to the Annuitization Date.

UNDERWRITERS


       The Contracts, which are offered continuously, are distributed by Smith Barney, Inc. ("Smith Barney"), 388 Greenwich Street, New York, New York 10013. No underwriting commissions have been paid by the Company to Smith Barney, only sales commissions.


CALCULATION OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

       The yield of the Portfolio is its net income expressed in annualized terms. The Securities and Exchange Commission requires by rule that a yield quotation set forth in an advertisement for a "money market" fund be computed by a standardized method based on a historical seven calendar day period. The standardized yield is computed by determining the net change (exclusive of realized gains and losses and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in the account value by the value of the account at the beginning of the base period to obtain a base period return, and multiplying the base period return by 365/7 (366/7 in a leap year). The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and all fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size. The Portfolio may also calculate its effective yield by compounding the annualized base period return (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

       The yield quoted at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Portfolio, their quality and length of maturity, and the Portfolio's operating expenses. The length of maturity for the Portfolio is the average dollar weighted maturity of the Portfolio. This means that the Portfolio has an average maturity of a stated number of days for all of its issues. The calculation is weighted by the relative value of the investment.

       The yield fluctuates daily as the income earned on the investments of the Portfolio fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Money Market Fund is an open-end investment company and that there is no guarantee that the net asset value will remain constant. A shareholder's investment in the Money Market Fund is not insured. Investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. The yield quotation may be of limited use for comparative purposes because it does not reflect charges imposed at the Account level which, if included, would decrease the yield.

       Other funds of the money market type as well as banks and savings and loan associations may calculate their yield on a different basis, and the yield quoted by the Money Market Fund could vary upwards or downwards if another method of calculation or base period were used.

ANNUITY PAYMENTS

       See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                    37 of 90

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-4 as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

                         NATIONWIDE VARIABLE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1996

ASSETS:

   Investments at market value:

      Smith Barney SF - Intermediate High Grade Portfolio
         6,160 shares (cost $65,045)  .............................    $  65,911

      Smith Barney SF - Total Return Portfolio
         7,388 shares (cost $102,196) .............................      116,213

      Smith Barney TSF - Smith Barney Income and Growth Portfolio
         33,982 Shares (cost $476,771) ............................      511,774

      Smith Barney TSF - Smith Barney International Equity Portfolio
         42,542 shares (cost $469,651) ............................      534,326

      Smith Barney TSF - Smith Barney Money Market Portfolio
         394,524 shares (cost $394,524) ...........................      394,524

      Smith Barney VAF - The Income and Growth Portfolio
         1,416,829 shares (cost $20,476,246) ......................   20,813,221

      Smith Barney VAF - The Reserve Account Portfolio
         39,529 shares (cost $495,729) ............................      434,422

      Smith Barney VAF - The U.S. Government/High Quality
         Securities Portfolio 222,969 shares (cost $2,976,304) ....    2,876,302
                                                                    ------------
            Total investments .....................................   25,746,693

   Accounts receivable ............................................       30,606
                                                                    ------------
            Total assets ..........................................   25,777,299
                                                                    ============
CONTRACT OWNERS' EQUITY ........................................... $ 25,777,299
                                                                    ============


Contract owners' equity represented by:                            UNITS        UNIT VALUE
                                                                   -----        ----------

   Contracts in accumulation phase:

      Smith Barney SF - Intermediate High Grade Portfolio:
         Non-tax qualified ..................................      6,337        $ 10.400005       $  65,905

      Smith Barney SF - Total Return Portfolio:
         Non-tax qualified ..................................      9,304          12.493974         116,244

      Smith Barney TSF - Smith Barney Income and
      Growth Portfolio:
         Tax qualified ......................................      5,407          11.311556          61,162
         Non-tax qualified ..................................     39,842          11.311556         450,675

      Smith Barney TSF - Smith Barney International
      Equity Portfolio:
         Tax qualified ......................................      3,520          11.688162          41,142
         Non-tax qualified ..................................     42,195          11.688162         493,182

      Smith Barney TSF - Smith Barney Money
      Market Portfolio:
         Non-tax qualified ..................................     37,736          10.470929         395,131

      Smith Barney VAF - The Income and Growth Portfolio:
         Tax qualified ......................................    150,416          22.203232       3,339,721
         Non-tax qualified ..................................    787,824          22.203232      17,492,239

      Smith Barney VAF - The Reserve Account Portfolio:
         Tax qualified ......................................      2,354          13.892407          32,703
         Non-tax qualified ..................................     28,925          13.892407         401,838

      Smith Barney VAF - The U.S. Government/High Quality
      Securities Portfolio:
         Tax qualified ......................................     24,413          15.552677         379,688
         Non-tax qualified ..................................    160,543          15.552677       2,496,873
                                                                ========          =========
   Reserves for annuity contracts in payout phase:
         Tax qualified ......................................                                        10,796
                                                                                               ------------
                                                                                               $ 25,777,299
                                                                                               ============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-4
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                1996            1995           1994
                                                                ----            ----           ----
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ................  $ 4,647,574       2,923,271      3,116,957
   Mortality, expense and administration
     charges (note 2) ....................................     (443,553)       (471,130)      (483,055)
                                                           ------------      ----------     ----------
      Net investment activity ............................    4,204,021       2,452,141      2,633,902
                                                           ------------      ----------     ----------

   Proceeds from mutual fund shares sold .................   19,061,485       6,677,627      4,756,872
   Cost of mutual fund shares sold .......................  (15,089,811)     (5,900,914)    (4,275,249)
                                                           ------------      ----------     ----------
      Realized gain (loss) on investments ................    3,971,674         776,713        481,623
   Change in unrealized gain (loss)
      on investments .....................................   (3,285,435)      4,282,403     (4,516,671)
                                                           ------------      ----------     ----------
      Net gain (loss) on investments .....................      686,239       5,059,116     (4,035,048)
                                                           ------------      ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .............    4,890,260       7,511,257     (1,401,146)
                                                           ------------      ----------     ----------

EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners .....................................      155,449          95,551        470,544
   Redemptions ...........................................  (16,502,818)     (5,057,667)    (2,859,453)
   Annuity benefits ......................................      (31,477)        (26,790)       (25,525)
   Annual contract maintenance charge (note 2) ...........      (22,602)        (23,491)       (24,967)
   Contingent deferred sales charges (note 2) ............      (61,266)        (56,451)       (43,205)
   Adjustments to maintain reserves ......................       33,224          17,044          3,085
                                                           ------------      ----------     ----------
         Net equity transactions .........................  (16,429,490)     (5,051,804)    (2,479,521)
                                                           ------------      ----------     ----------

Net change in contract owners' equity .....,,.............  (11,539,230)      2,459,453     (3,880,667)
Contract owners' equity beginning
   of period .............................................   37,316,529      34,857,076     38,737,743
                                                           ------------      ----------     ----------
Contract owners' equity end of period .................... $ 25,777,299      37,316,529     34,857,076
                                                           ============      ==========     ==========


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-4
                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996, 1995 AND 1994

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following:

         Portfolios of the Smith Barney Series Fund (Smith Barney SF);
           Smith Barney SF - Intermediate High Grade Portfolio
           Smith Barney SF - Total Return Portfolio

         Portfolios of the Smith Barney/Travelers Series Fund Inc. (Smith Barney TSF);
            Smith Barney TSF - Smith Barney Income and Growth Portfolio Smith Barney TSF - Smith Barney International Equity Portfolio Smith Barney TSF - Smith Barney Money Market Portfolio

         Portfolios of the Smith Barney Variable Account Funds (Smith Barney
         VAF);
            Smith Barney VAF - The Income and Growth Portfolio
            Smith Barney VAF - The Reserve Account Portfolio
            Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio

         At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         o    Beginning unit value - Jan. 1

         o    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         o    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         o    Contract charges
              (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

         o    Ending unit value - Dec. 31

         o    Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
     Schedule I.

                                                                     SCHEDULE I

                         NATIONWIDE VARIABLE ACCOUNT-4
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                               SMITH BARNEY   SMITH BARNEY   SMITH BARNEY                                U.S. GOV'T/
                  INTERMEDIATE       TOTAL       INCOME &     INTERNATIONAL     MONEY        INCOME &       RESERVE     HIGH QUALITY
                   HIGH GRADE        RETURN       GROWTH          EQUITY        MARKET        GROWTH        ACCOUNT      SECURITIES
                    PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                    ---------      ---------     ---------      ---------     ---------      ---------     ---------      ---------

1996
 Beginning unit
  value - Jan. 1    $10.352228     10.091170     10.000000      10.059780     10.111872      18.563463     13.842323      15.237150
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital
  gains and
  dividends            .077204       .195491       .256304        .011940       .494333       4.569523      2.084830       1.344440
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain
  (loss)               .103759      2.353582      1.119126       1.762007       .000000       (.665176)    (1.851654)      (.830107)
-----------------------------------------------------------------------------------------------------------------------------------
 Contract charges     (.133186)     (.146269)     (.063874)      (.145565)     (.135276)      (.264578)     (.183092)      (.198806)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value -
  Dec. 31           $10.400005     12.493974     11.311556      11.688162     10.470929      22.203232     13.892407      15.552677
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
  (decrease) in
  unit value*(a)            0%           24%            13%(b)        16%            4%            20%            0%             2%
===================================================================================================================================

1995
 Beginning unit value -
  Jan. 1                 **       $10.000000          **        10.000000        **          14.755003     12.884883      13.168331
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital
  gains and dividends                .094655                      .011574                     1.569159       .797699        .983860
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)              .032685                      .084324                     2.452235       .335004       1.271762
-----------------------------------------------------------------------------------------------------------------------------------
 Contract charges                   (.036170)                    (.036118)                    (.212934)     (.175263)      (.186803)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31      $10.091170                    10.059780                    18.563463     13.842323      15.237150
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
  in unit value*(a)                        1%(b)                        1%(b)                      26%            7%            16%
===================================================================================================================================

1994
 Beginning unit value -
  Jan. 1                 **            **             **            **           **         $15.427358     12.798932      13.398138
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
  and dividends                                                                               1.436656       .607748        .835012
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                                                                      (1.912103)     (.354737)      (.892180)
-----------------------------------------------------------------------------------------------------------------------------------
 Contract charges                                                                             (.196908)     (.167060)      (.172639)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                                                                $14.755003     12.884883      13.168331
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
  in unit value*(a)                                                                               (4)%            1%             2%
===================================================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

See note 3.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============


                                                                                                                 SCHEDULE I

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                               Consolidated Summary of Investments -
                                             Other Than Investments in Related Parties

                                                      As of December 31, 1996
                                                         ($000's omitted)

--------------------------------------------------------------- ---------------    --------------   -----------------
                           Column A                                 Column B         Column C          Column D
--------------------------------------------------------------- ---------------    --------------   -----------------
                                                                                                    Amount at which
                                                                                                     shown in the
                                                                                                     consolidated
                      Type of Investment                              Cost         Market value      balance sheet
--------------------------------------------------------------- ---------------    --------------   -----------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities     $  3,757,887        3,834,762           3,834,762
      States, municipalities and political subdivisions                  6,242            6,690               6,690
      Foreign governments                                              100,656          101,940             101,940
      Public utilities                                               1,798,736        1,843,938           1,843,938
      All other corporate                                            6,307,357        6,517,309           6,517,309
                                                                ---------------    --------------   -----------------
          Total fixed maturity securities available-for-sale        11,970,878       12,304,639          12,304,639
                                                                ---------------    --------------   -----------------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                           43,501           50,405              50,405
   Non-redeemable preferred stock                                          389            8,726               8,726
                                                                ---------------    --------------   -----------------
          Total equity securities available-for-sale                    43,890           59,131              59,131
                                                                ---------------    --------------   -----------------

Mortgage loans on real estate, net                                   5,327,317                            5,272,119 (1)
Real estate, net:
   Investment properties                                               253,383                              217,611 (1)
   Acquired in satisfaction of debt                                     57,933                               48,148 (1)
Policy loans                                                           371,816                              371,816
Other long-term investments                                             27,370                               28,668 (2)
Short-term investments                                                   4,789                                4,789
                                                                ---------------                      ----------------
          Total investments                                        $18,057,376                           18,306,921
                                                                ===============                      ================

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 5 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains of investments in limited partnerships.







See accompanying independent auditors' report.


                                                                                                               SCHEDULE III

                                    NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                            Supplemental Insurance Information

                                          As of December 31, 1996, 1995 and 1994
                                           and for each of the years then ended

                                                     ($000's omitted)

----------------------------------- --------------  ------------------  -----------------   ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- --------------  ------------------  -----------------   -----------------  ---------------
                                       Deferred       Future policy                            Other policy
                                        policy      benefits, losses,                           claims and
                                     acquisition        claims and      Unearned premiums    benefits payable    Premium
             Segment                    costs         loss expenses            (1)                 (2)           revenue
----------------------------------- --------------  ------------------  -----------------    ----------------  --------------

1996: Variable Annuities               $   791,611                   -                                      -               -
      Fixed Annuities                      242,421          14,952,877                                    687          24,030
      Life Insurance                       414,417           1,995,802                                395,739         174,612
      Corporate and Other                  (81,940)            230,381                                 25,048               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,366,509          17,179,060                                421,474         198,642
                                    ==============  ==================                       ================  ==============

1995: Variable Annuities                   571,283                   -                                      -               -
      Fixed Annuities                      221,111          14,221,622                                    455          32,774
      Life Insurance                       366,876           1,898,641                                383,983         166,332
      Corporate and Other                 (138,914)            238,351                                 28,886               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,020,356          16,358,614                                413,324         199,106
                                    ==============  ==================                       ================  ==============

1994: Variable Annuities                   395,397                   -                                      -               -
      Fixed Annuities                      198,639          12,633,253                                    240          20,134
      Life Insurance                       327,079           1,806,762                                371,984         156,524
      Corporate and Other                   74,445             233,569                                 26,927               -
                                    --------------  ------------------                       ----------------  --------------
             Total                     $   995,560          14,673,584                                399,151         176,658
                                    ==============  ==================                       ================  ==============

----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
                                         Net                               Amortization           Other
                                      investment    Benefits, claims,      of deferred          operating
                                        income          losses and            policy            expenses          Premiums
             Segment                     (3)       settlement expenses  acquisition costs          (3)            written
----------------------------------- -------------- -------------------  -----------------   -----------------  --------------

1996: Variable Annuities               $   (21,449)              4,624             57,412             132,357
      Fixed Annuities                    1,050,557             838,533             38,635              79,737
      Life Insurance                       174,002             211,386             37,347              78,965
      Corporate and Other                  154,649             106,037                  -              51,335
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,357,759           1,160,580            133,394             342,394
                                    ============== ===================  =================   =================

1995: Variable Annuities                   (17,640)              2,881             26,264             109,089
      Fixed Annuities                    1,002,718             804,980             29,499              80,260
      Life Insurance                       171,255             201,986             31,021              68,832
      Corporate and Other                  137,700             105,646             (4,089)             14,773
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,294,033           1,115,493             82,695             272,954
                                    ============== ===================  =================   =================

1994: Variable Annuities                   (13,415)              2,277             22,135              83,701
      Fixed Annuities                      903,572             702,082             29,849              69,975
      Life Insurance                       166,329             191,006             29,495              69,861
      Corporate and Other                  154,325              97,302              4,089              17,115
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,210,811             992,667             85,568             240,652
                                    ============== ===================  =================   =================

----------
(1)  Unearned premiums are included in Column C amounts.

(2) Column E agrees to the sum of the Balance Sheet captions, Policyholders' dividend accumulations and Other policyholder funds.

(3) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditors' report.

                                                                    SCHEDULE IV

                              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  Reinsurance

                                    As of December 31, 1996, 1995 and 1994
                                     and for each of the years then ended

                                                ($000's omitted)

-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
           Column A                  Column B           Column C           Column D          Column E          Column F
-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                  ----------------- -----------------  ----------------   ----------------  ---------------
1996:
Life insurance in force              $47,071,264          6,633,567            288,593        40,726,290           0.7%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        225,615             29,282              2,309           198,642           1.2%
   Accident and health insurance         291,871            305,789             13,918                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   517,486            335,071             16,227           198,642           8.2%
                                  ================= =================  ================   ================  ===============


1995:
Life Insurance in force              $41,087,025          8,935,743            391,174        32,542,456           1.2%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        221,257             24,360              2,209           199,106           1.1%
   Accident and health insurance         298,058            313,036             14,978                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   519,315            337,396             17,187           199,106           8.6%
                                  ================= =================  ================   ================  ===============


1994:
Life Insurance in force              $35,926,633          7,550,623            829,742        29,205,752           2.8%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        198,705             24,912              2,865           176,658           1.6%
   Accident and health insurance         303,435            321,696             18,261                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   502,140            346,608             21,126           176,658          12.0%
                                  ================= =================  ================   ================  ===============

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on invesment products and universal life insurance products.


See accompanying independent auditors' report.


                                                                                                                 SCHEDULE V

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 Valuation and Qualifying Accounts

                                           Years ended December 31, 1996, 1995 and 1994
                                                         ($000's omitted)

-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                    Column A                         Column B               Column C               Column D      Column E
-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
                  Description                         period        expenses     other accounts      (1)          period
-------------------------------------------------  ------------   ------------   --------------   ------------ -------------
1996:
Valuation  allowances - mortgage loans on real
   estate                                              $49,128          4,497               -          2,587        51,038
Valuation allowances - real estate                      25,819        (10,600)              -              -        15,219
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $74,947         (6,103)              -          2,587        66,257
                                                   ============   ============   ==============   ============ =============


1995:
Valuation allowances - fixed maturity securities             -          8,908               -          8,908             -
Valuation  allowances  - mortgage  loans on real
   estate                                               46,381          7,433               -          4,686        49,128
Valuation allowances - real estate                      27,330         (1,511)              -              -        25,819
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $73,711         14,830               -         13,594        74,947
                                                   ============   ============   ==============   ============ =============


1994:
Valuation allowances - fixed maturity securities         4,800         (4,800)              -              -             -
Valuation  allowances  - mortgage  loans on real
   estate                                               42,150         20,445               -         16,214        46,381
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $78,307         11,618               -         16,214        73,711
                                                   ============   ============   ==============   ============ =============

----------
(1)  Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:


                                                                                                 PAGE
                  (1) Financial statements and schedule included
                      in Prospectus
                      (Part A):
                      Condensed Financial Information.                                            11

                      (2) Financial statements and schedule included
                      in Part B:
                      Those financial statements and schedule                                     38
                      required by Item 23 to be included in Part B
                      have been incorporated therein by reference
                      to the Prospectus (Part A).


              Nationwide Variable Account-4:
                      Independent Auditors' Report.                                               38

                      Statement of Assets, Liabilities and Contract                               39
                      Owners' Equity as of December 31, 1996
                      Statements of Operations and Changes in                                     41
                      Contract Owners' Equity for the years ended
                      December 31, 1996, 1995 and 1994.
                      Notes to Financial Statements.                                              42

                      Schedules of Changes in Unit Value.                                         44

              Nationwide Life Insurance Company:
                      Independent Auditors' Report.                                               45

                      Consolidated Balance Sheets as of December                                  46
                      31, 1996 and 1995
                      Consolidated Statements of Income for the                                   47
                      years ended December 31, 1996, 1995 and 1994.
                      Consolidated Statements of Shareholder's                                    48
                      Equity for the years ended December 31,
                      1996, 1995 and 1994.
                      Consolidated Statements of Cash Flows for                                   49
                      the years ended December 31, 1996, 1995
                      and 1994.
                      Notes to Consolidated Financial Statements.                                 50

                      Schedule I - Consolidated Summary of Investments -                          69
                      Other Than Investments in Related Parties.


                      Schedule III - Supplementary Insurance                                      70
                      Information.

                      Schedule IV - Reinsurance.                                                  71

                      Schedule V - Valuation and Qualifying Accounts.                             72

                                    73 of 90

Item 24.      (b) Exhibits

                        (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant -
                             Filed previously with the Registration Statement
                             (File No. 33-26454), and hereby incorporated by reference.
                        (2)  Not Applicable
                        (3) Underwriting or Distribution of contracts between the Registrant and Principal
                             Underwriter - Filed previously with the
                             Registration Statement (File No. 33-26454), and hereby incorporated by reference.
                        (4)  The form of the variable annuity contract -
                             Filed previously with the Registration
                             Statement (File No. 33-25734), and hereby incorporated by reference.
                        (5) Variable Annuity Application - Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (6) Articles of Incorporation of Depositor Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (7)  Not Applicable
                        (8)  Not Applicable
                        (9)  Opinion of Counsel - Filed previously with the
                             Registration Statement, and hereby incorporated by reference.
                      (10)   Not Applicable
                      (11)   Not Applicable
                      (12)   Not Applicable
                      (13)   Not Applicable

                                    74 of 90

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          1100 East Main Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Henry S. Holloway                                Chairman of the Board
                          1247 Stafford Road                                   and Director
                          Darlington, MD  21034


                          Dimon Richard McFerson                   Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director

                          David O. Miller                                        Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          C. Ray Noecker                                         Director
                          2770 Winchester Southern S.
                          Ashville, OH 43103


                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                                    75 of 90

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Gordon E. McCutchan                            Executive Vice President,
                          One Nationwide Plaza                          Law and Corporate Services
                          Columbus, OH  43215                                  and Secretary

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215


                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215


                          James E. Brock                                  Senior Vice President -
                          One Nationwide Plaza                            Life Company Operations
                          Columbus, OH  43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215


                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215


                                    76 of 90

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                   Life Marketing and Administrative Service
                          Columbus, OH  43215

                          Ronald L. Eppley                                    Vice President-
                          One Nationwide Plaza                             Applications Services
                          Columbus, OH  43215

                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215

                          Joseph P. Rath                                     Vice President -
                          One Nationwide Plaza                           Associate General Counsel
                          Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                * Subsidiaries for which separate financial statements are filed
                ** Subsidiaries included in the respective consolidated financial statements
                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries

                                    77 of 90

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency

         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency

         Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                       worldwide

         American Marine Underwriters, Inc.           Florida                          Underwriting Manager

         Auto Direkt Insurance Company                Germany                          Insurance Company

         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture
         California Cash Management Company          California                        Investment Securities Agent
         Colonial County Mutual insurance              Texas                           Insurance Company
         Company
         Colonial Insurance Company of               California                        Insurance Company
         California
         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH

         Companies Agency, Inc.                      Wisconsin                         Insurance Broker

         Companies Agency Insurance Services         California                        Insurance  Broker
         of California
         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker

         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker

         Companies Agency of Illinois, Inc.           Illinois                         Acts as Collection Agent for Policies placed
                                                                                       through Brokers
         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker
         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.

         Companies Agency of New York, Inc.           New York                         Insurance Broker
         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker
         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker
         Companies Agency of Texas, Inc.               Texas                           Insurance Broker
         Companies Annuity Agency of Texas,            Texas                           Insurance Broker
         Inc.

         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services

         Employers Insurance of Wausau A             Wisconsin                         Insurance Company
         Mutual Company

                                    78 of 90

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau
         F & B, Inc.                                    Iowa                           Insurance Agency
         Farmland Mutual Insurance Company              Iowa                           Insurance Company
         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.
         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency

         Agency of Oklahoma, Inc.

         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.

      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company
         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation
         Gates, McDonald & Company                      Ohio                           Cost Control Business
         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services

         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration

         York, Inc.

         Gates, McDonald Health Plus, Inc.              Ohio                           Managed Care Organization
         Greater La Crosse Health Plans, Inc.        Wisconsin                         Writes Commercial Health and Medicare

                                                                                       Supplement Insurance

         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency
         Key Health Plan, Inc.                       California                        Pre-paid health plans
         Landmark Financial Services of New           New York                         Life Insurance Agency

         York, Inc.

         Leben Direkt Insurance Company               Germany                          Life Insurance Company
         Lone Star General Agency, Inc.                Texas                           Insurance Agency

     **  MRM Investments, Inc.                          Ohio                           Owns and operates a Recreational Ski Facility
     **  National Casualty Company                    Michigan                         Insurance Company

         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.

     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company

     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator

         Nationwide Agency, Inc.                        Ohio                           Insurance Agency

         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company

      *  Nationwide Asset Allocation Trust         Massachusetts                       Investment Company

         Nationwide Cash Management Company             Ohio                           Investment Securities Agent


                                    79 of 90

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Communications, Inc.                Ohio                           Radio Broadcasting Business
         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio
         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring,
                                                                                       or otherwise disposing of shares, bonds,
                                                                                       and other evidences of indebtedness,
                                                                                       securities, and contracts of other persons,
                                                                                       associations, corporations, domestic or
                                                                                       foreign and to form or acquire the
                                                                                       control of other corporations

      *  Nationwide Development Company                 Ohio                           Owns, leases and manages commercial
                                                                                       real estate

         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.

         Nationwide Financial Services, Inc.          Delaware                         Holding Company

         Nationwide General Insurance Company           Ohio                           Insurance Company
         Nationwide HMO, Inc.                           Ohio                           Health Maintenance Organization

      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.

         Nationwide Investing Foundation              Michigan                         Investment Company

      *  Nationwide Investing                      Massachusetts                       Investment Company

         Foundation II

         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market

         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company

     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

         Nationwide Lloyds                             Texas                           Texas Lloyds Company

         Nationwide Management Systems, Inc.            Ohio                           Develops and operates Managed Care Delivery

                                                                                       System

         Nationwide Mutual Fire Insurance               Ohio                           Insurance Company
         Company

         Nationwide Mutual Insurance Company            Ohio                           Insurance Company

         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments.

         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company


                                    80 of 90

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments.

      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company

         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.

         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.

         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.

         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.

         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.

         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.

         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.

         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.

         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.

         Neckura General Insurance Company            Germany                          Insurance Company

         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group

         Neckura Insurance Company                    Germany                          Insurance Company

         Neckura Life Insurance Company               Germany                          Life Insurance Company

         NWE, Inc.                                      Ohio                           Special Investments

         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees

         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees

         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting

         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance organization

         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance organization

         Public Employees Benefit Services            Delaware                         Markets and Administraters Deferred
         Corporation                                                                   Compensation Plans for Public Employees


                                    81 of 90

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees

         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees

         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees

         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees

         Scottsdale Indemnity Company                   Ohio                           Insurance Company

         Scottsdale Insurance Company                   Ohio                           Excess and surplus lines insurance company
                                                                                       ------------------------------------------
         Scottsdale Surplus Lines Insurance           Arizona                          Excess and surplus lines insurance company
         Company

         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group

         Wausau Business Insurance Company           Wisconsin                         Insurance Company

         Wausau General Insurance Company             Illinois                         Insurance Company

         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited

         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager

     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company

         Wausau Service Corporation                  Wisconsin                         Holding Company

         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company

     **  West Coast Life Insurance Company           California                        Life Insurance Company


                                    82 of 90

                                                                          NO. VOTING
                                                                          SECURITIES
                                                       STATE           (SEE ATTACHED CHART)
                                                        OF               UNLESS OTHERWISE
                        COMPANY                     ORGANIZATION            INDICATED                  PRINCIPAL BUSINESS
  *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide Life Separate Account No. 1         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account

  *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account

     Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account

  *  Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account

  *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
     Account                                                     Account

  *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account

  *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
     Account-A                                                   Separate Account

     Nationwide VL Separate                         Ohio         Nationwide Life and Annunity    Issuer of Life Insurance Policies
     Account-B                                                   Separate Account

  *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                 Account

  *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                 Account

  *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                 Account

  *  Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account


                                    83 of 90

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract Owners of Qualified and Non-Qualified Contracts as of February 28, 1997 was 11 and 28, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

Item 29.      PRINCIPAL UNDERWRITER


                     (a) Smith Barney Inc. ("Smith Barney") acts as principal underwriter for Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Funds, Inc.; Smith Barney Variable Account Funds; Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Municipal Fund, Inc., High Income Opportunity Fund Inc., Travelers Series Fund Inc., Greenwich Street California Municipal Fund Inc., The Inefficient-Market Fund, Inc., Smith Barney World Funds, Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Equity Funds, Smith Barney Income Funds, Smith Barney Massachusetts Municipals Fund, Zenix Income Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Principal Return Fund, Municipal High Income Fund Inc., The Trust for TRAK Investments, Smith Barney Series Fund, Smith Barney Investment Trust, Smith Barney Oregon Municipals Fund Inc., Smith Barney Municipal Money Market Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Fundamental Value Fund, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Natural Resources Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Institutional Cash Management Fund Inc., The Italy Fund Inc., Smith Barney Telecommunications Trust, Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Smith Barney Concert Series Inc., Managed High Income Portfolio Inc. and Greenwich Street Municipal Fund Inc..

                     (b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177). All of the officers and directors are located at 388 Greenwich Street, New York, New York 10013.


     (c)   NAME OF         NET UNDERWRITING
           PRINCIPAL         DISCOUNTS AND          COMPENSATION ON             BROKERAGE
          UNDERWRITER        COMMISSIONS                REDEMPTION           COMMISSIONS         COMPENSATION
          Smith Barney Inc.         N/A                       N/A               N/A                       N/A

                                    86 of 90

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.

              The Depositor represents that the fees and the charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                    87 of 90

                                   ---------
                                   PORTFOLIO
                                   ---------

                                   ----------
                                   FOUNDATION
                                   ----------

                                   Offered by

                                   NATIONWIDE
                             LIFE INSURANCE COMPANY
               with Funds Managed by Smith Barney Advisers, Inc.

                                    and its

                                   NATIONWIDE
                               VARIABLE ACCOUNT-4

                              INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACTS

                                   PROSPECTUS

                                  MAY 1, 1997


                          NEW YORK AND NEW JERSEY ONLY

                                    88 of 90

                 ACCOUNTANTS' CONSENT AND INDEPENDENT AUDITORS'
                    REPORT ON FINANCIAL STATEMENT SCHEDULES

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide Variable Account-4:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 31, 1997 included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio

April 22, 1997


                                    89 of 90

                                   SIGNATURES


       As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of April, 1997.


                                   NATIONWIDE VARIABLE ACCOUNT-4
                 ---------------------------------------------------------------
                                            (Registrant)

                                 NATIONWIDE LIFE INSURANCE COMPANY
                 ---------------------------------------------------------------
                                            (Depositor)


                                         By/s/JOSEPH P. RATH
                 ---------------------------------------------------------------
                                           Joseph P. Rath
                                           Vice President


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 22nd day of April, 1997.


                SIGNATURE                                       TITLE
LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin

KEITH W. ECKEL                                                     Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                          Director
-------------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------          Operating Office and Director
Joseph J. Gasper

HENRY S. HOLLOWAY                                               Chairman of the Board
-------------------------------------------------                    and Director
Henry S. Holloway

DIMON RICHARD MCFERSON                                   Chairman and Chief Executive Officer-
-------------------------------------------------    Nationwide Insurance Enterprise and Director
Dimon Richard McFerson

DAVID O. MILLER                                                    Director
-------------------------------------------------
David O. Miller

C. RAY NOECKER                                                     Director
-------------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------          Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                                 Director                 By/s/JOSEPH P. RATH
-------------------------------------------------                                       ----------------------------
James F. Patterson                                                                             Joseph P. Rath
                                                                                              Attorney-in-Fact
ARDEN L. SHISLER                                                   Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                                    Director
-------------------------------------------------
Harold W. Weihl

                                    90 of 90

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A and Nationwide VL Separate Account-B, hereby constitutes and appoints Dimon Richard McFerson, Joseph J. Gasper, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 2nd day of April, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President and Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon Richard McFerson, Chairman and Chief Executive                Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director